Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Preferred stock, shares authorized	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	258,120,381	968,042
Common stock, shares outstanding	258,120,332	967,993
Treasury stock, shares	49	49
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1